Employee Benefit Obligations - Summary of Reconciliation of Post-Employment Obligations, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 13, 2016	Jan. 01, 2016	Dec. 31, 2015
Disclosure Of Defined Benefit Plans [Abstract]
Post-employment obligations	$ 1,063,551	$ 859,452		$ 602,775
Fair value of plan assets	(751,669)	(574,815)		(400,236)	$ (400,236)
Total	311,882	284,637		202,539
Amount not recognized due to limit on Plan Assets Ceiling	47,918	33,419		31,059
Minimum funding required (IFRIC 14)	29,131	23,297		30,104
Total Post-Employment Obligations, Net	$ 388,931	$ 341,353	$ 341,353	$ 263,702